SHARE-BASED COMPENSATION - Summary of option activity (Detail) - ¥ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options - Beginning balance	34,200,000
Number of Options - Granted	122,360,108
Number of Options - Exercised	(115,180,054)
Number of Options - Forfeited	(100,000)
Number of Options - Ending balance	41,280,054	34,200,000
Number of Options - Vested and exercisable	37,690,027
Number of Options - Vested or expected to vest	41,280,054
Exercise Price RMB - Beginning balance	¥ 2
Exercise Price RMB - Forfeited	2
Exercise Price RMB - Ending balance	2	¥ 2
Exercise Price RMB - Vested and exercisable	2
Exercise Price RMB - Vested or expected to vest	¥ 2
Remaining Contractual Life	5 years 5 months 8 days	4 years 11 months 15 days
Remaining Contractual Life - Granted	10 years
Remaining Contractual Life - Exercised	10 years
Remaining Contractual Life - Forfeited	4 years 9 months 29 days
Remaining Contractual Life - Vested and exercisable	4 years 6 months 3 days
Remaining Contractual Life - Vested or expected to vest	5 years 5 months 8 days